OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, NY 10281-1008

April 3, 2012

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:     Limited Term New York Municipal Fund, a Series of

     Rochester Portfolio Series (the “Registrant”)

     Reg. No. 33-41511; File No. 811-6332

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on March 29, 2012.

     Sincerely,

/s/ Emily Ast

------------------------------------

    Emily Ast

Assistant Vice President & Assistant Counsel

212-323-5086

cc:     Kramer Levin Naftalis & Frankel LLP
         KPMG LLP

         Gloria LaFond
         Taylor V. Edwards